Stock-Based Compensation Plans and Arrangements	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation Plans and Arrangements
Stock-Based Compensation Plans and Arrangements
The following per share amounts are based upon the Old SLM share prices and do not reflect the effect of the Spin transaction.
As of December 31, 2013, we had one active stock-based compensation plan that provides for grants of equity awards to our employees and non-employee directors. We also maintained an ESPP. Shares issued under these stock-based compensation plans may be either shares reacquired by us or shares that are authorized but unissued.
The SLM Corporation 2012 Omnibus Incentive Plan was approved by shareholders on May 24, 2012. At December 31, 2013, 20 million shares were authorized to be issued from this plan.
An amendment to our ESPP was approved by our shareholders on May 24, 2012 that authorized the issuance of 6 million shares under the plan and kept the terms of the plan substantially the same.

The total stock-based compensation cost recognized in the consolidated statements of income for the years ended December 31, 2013, 2012 and 2011 was $15,681, $19,102 and $22,362, respectively. As of December 31, 2013, there was $7,770 of total unrecognized compensation expense related to unvested stock awards net of estimated forfeitures, which is expected to be recognized over a weighted average period of 1.8 years. We amortize compensation expense on a straight-line basis over the related vesting periods of each tranche of each award.
Stock Options
Stock options granted prior to 2012 expire 10 years after the grant date, and those granted since 2012 expire in 5 years. The exercise price must be equal to or greater than the market price of our common stock on the grant date. We have granted time-vested, price-vested and performance-vested options to our employees and non-employee directors. Time-vested options granted to management and non-management employees generally vest over three years. Price-vested options granted to management employees vest upon our common stock reaching a targeted closing price for a set number of days. Performance-vested options granted to management employees vest one-third per year for three years based on corporate earnings-related performance targets. Options granted to non-employee directors vest upon the director’s election to the Board.
The fair values of the options granted in the years ended December 31, 2013, 2012 and 2011 were estimated as of the grant date using a Black-Scholes option pricing model with the following weighted average assumptions:

	Years Ended December 31,
(Dollars per share)	2013	2012	2011
Risk-free interest rate	0.65%	0.60%	1.57%
Expected volatility	31%	44%	54%
Expected dividend rate	3.35%	3.13%	2.58%
Expected life of the option	2.8 years	2.8 years	4.1 years
Weighted average fair value of options granted	$3.11	$4.12	$5.18

The expected life of the options is based on observed historical exercise patterns. Groups of employees (and non-employee directors) that have received similar option grant terms are considered separately for valuation purposes. The expected volatility is based on implied volatility from publicly-traded options on our stock at the grant date and historical volatility of our stock consistent with the expected life of the option. The risk-free interest rate is based on the U.S. Treasury spot rate at the grant date consistent with the expected life of the option. The dividend yield is based on the projected annual dividend payment per share based on the dividend amount at the grant date, divided by the stock price at the grant date.

The following table summarizes stock option activity for the year ended December 31, 2013.

(Dollars in thousands, except per share data)	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
Outstanding at December 31, 2012	3,567,485	$12.72
Granted	1,081,382	17.93
Exercised(2)(3)	(794,792)	10.67
Canceled	(2,955)	24.68
Outstanding at December 31, 2013(4)(5)	3,851,120	$14.60	4.8	$45,444
Exercisable at December 31, 2013	1,882,670	$11.69	5.4	$27,843

(1)
The aggregate intrinsic value represents the total intrinsic value (the aggregate difference between our closing stock price on December 31, 2013 and the exercise price of in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2013.

(2)	The total intrinsic value of options exercised was $8,467, $5,410 and $984 for the years ended December 31, 2013, 2012 and 2011, respectively.

(3)
No cash was received from option exercises for the year ended December 31, 2013. The actual tax benefit realized for the tax deductions from option exercises totaled $12,739 for the year ended December 31, 2013.

(4)
As of December 31, 2013, there was $1,585 of unrecognized compensation cost related to stock options net of estimated forfeitures, which is expected to be recognized over a weighted average period of 1.5 years.

(5)	For net-settled options, gross number is reflected.

Restricted Stock
Restricted stock awards generally vest over three years and in some cases based on corporate earnings-related performance targets. Outstanding restricted stock is entitled to dividend equivalent units that vest subject to the same vesting requirements or lapse of transfer restrictions, as applicable, as the underlying restricted stock award. The fair value of restricted stock awards is based on our stock price at the grant date.

The following table summarizes restricted stock activity for the year ended December 31, 2013.

(Dollars in thousands, except per share data)	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2012	82,666	$12.33
Granted	—	—
Vested(1)	(49,333)	12.00
Canceled	—	—
Non-vested at December 31, 2013(2)	33,333	$12.81

(1)	The total fair value of shares that vested during the years ended December 31, 2013, 2012 and 2011 was $592, $1,189 and $663, respectively.

(2)
As of December 31, 2013, there was $7 of unrecognized compensation cost related to restricted stock net of estimated forfeitures, which is expected to be recognized over a weighted average period of 0.1 years.

Restricted Stock Units and Performance Stock Units
Restricted stock units (“RSUs”) and performance stock units (“PSUs”) are equity awards granted to employees that entitle the holder to shares of our common stock when the award vests. RSUs may be time-vested over three years or vested at grant but subject to transfer restrictions, while PSUs vest based on corporate earnings-related performance targets over a three-year period. Outstanding RSUs and PSUs are entitled to dividend equivalent units that vest subject to the same vesting requirements or lapse of transfer restrictions, as applicable, as the underlying award. The fair value of RSUs and PSUs is based on our stock price at the grant date.
The following table summarizes RSU and PSU activity for the year ended December 31, 2013.

(Dollars in thousands, except per share data)	Number of RSUs/ PSUs	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2012	1,107,023	$15.55
Granted	731,128	17.93
Vested and converted to common stock(1)	(416,769)	15.39
Canceled	(375)	—
Outstanding at December 31, 2013(2)	1,421,007	$16.82

(1)	The total fair value of RSUs/PSUs that vested and converted to common stock during the years ended December 31, 2013, 2012 and 2011 was $6,415, $2,656 and $62, respectively.

(2)
As of December 31, 2013, there was $6,159 of unrecognized compensation cost related to RSUs/PSUs net of estimated forfeitures, which is expected to be recognized over a weighted average period of 1.8 years.

Employee Stock Purchase Plan
Under the ESPP, employees can purchase shares of our common stock at the end of a 12-month offering period at a price equal to the share price at the beginning of the 12-month period, less 15 percent, up to a maximum purchase price of $7,500 (whole dollars) plus accrued interest. The purchase price for each offering is determined at the beginning of the offering period.

The fair values of the stock purchase rights of the ESPP offerings were calculated using a Black-Scholes option pricing model with the following weighted average assumptions.

	Years Ended December 31,
(Dollars per share)	2013	2012	2011
Risk-free interest rate	0.15%	0.13%	0.27%
Expected volatility	29%	29%	42%
Expected dividend rate	3.51%	3.27%	1.87%
Expected life of the option	1 year	1 year	1 year
Weighted average fair value of stock purchase rights	$2.95	$3.01	$3.63

The expected volatility is based on implied volatility from publicly-traded options on our stock at the grant date and historical volatility of our stock consistent with the expected life. The risk-free interest rate is based on the U.S. Treasury spot rate at the grant date consistent with the expected life. The dividend yield is based on the projected annual dividend payment per share based on the current dividend amount at the grant date divided by the stock price at the grant date.
The fair values were amortized to compensation cost on a straight-line basis over a one-year vesting period. As of December 31, 2013, there was $18,750 of unrecognized compensation cost related to the ESPP net of estimated forfeitures, which is expected to be recognized in January 2014.
During the years ended December 31, 2013, 2012 and 2011, plan participants purchased 47,176 shares, 34,279 shares  and 41,330 shares, respectively, of our common stock.